Document and Entity Information Document	Jul. 30, 2026
Document Information [Line Items]
Document Type	8-K
Document Creation Date	Jul. 30, 2026
Document Period End Date	Jul. 30, 2026
Amendment Flag	false
Entity Registrant Name	Lesaka Technologies, Inc.
Entity Address, Address Line One	7 Parks Boulevard, Oxford Parks, 1st Floor
Entity Address, City or Town	Dunkeld, Johannesburg
Entity Address, Country	ZA
Entity Address, Postal Zip Code	2196
Entity Incorporation, State Country Name	FL
City Area Code	11
Region code of country	27
Local Phone Number	343-2000
Entity File Number	000-31203
Entity Central Index Key	0001041514
Entity Emerging Growth Company	false
Entity Tax Identification Number	98-0171860
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares
Trading Symbol	LSAK
Security Exchange Name	NASDAQ